Summary Of Significant Accounting Policies (Estimated Useful Lives Of Property And Equipment) (Details) (USD $) In Millions, unless otherwise specified													12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2013 Land [Member]	Jan. 31, 2012 Land [Member]	Jan. 31, 2013 Building and Building Improvements [Member]	Jan. 31, 2012 Building and Building Improvements [Member]	Jan. 31, 2013 Fixtures And Equipment [Member]	Jan. 31, 2012 Fixtures And Equipment [Member]	Jan. 31, 2013 Transportation Equipment [Member]	Jan. 31, 2012 Transportation Equipment [Member]	Jan. 31, 2013 Construction in Progress [Member]	Jan. 31, 2012 Construction in Progress [Member]	Jan. 31, 2013 Minimum [Member] Building and Building Improvements [Member]	Jan. 31, 2013 Minimum [Member] Fixtures And Equipment [Member]	Jan. 31, 2013 Minimum [Member] Transportation Equipment [Member]	Jan. 31, 2013 Maximum [Member] Building and Building Improvements [Member]	Jan. 31, 2013 Maximum [Member] Fixtures And Equipment [Member]	Jan. 31, 2013 Maximum [Member] Transportation Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life													3 years	3 years	3 years	40 years	25 years	15 years
Property, Plant and Equipment, Gross	$ 165,825	$ 155,002	$ 25,612	$ 23,499	$ 90,686	$ 84,275	$ 40,903	$ 39,234	$ 2,796	$ 2,682	$ 5,828	$ 5,312
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	51,896	45,399
Property, Plant and Equipment, Net	$ 113,929	$ 109,603